Retained earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Retained earnings
Balance at the beginning	$ (277,533)	$ (207,140)	$ (272,215)
Loss for the period	(54,581)	(70,393)	65,075
Balance at the end	$ (332,114)	$ (277,533)	$ (207,140)